18 Debentures	12 Months Ended
Dec. 31, 2019
Debentures
Debentures

18	Debentures

Issue date	Issuer	Series	Maturity	Annual financial charges (%)	2019	2018
March-2013	DAC	Single	March-2025	IPCA + 6%	202,992	210,506
September-2013	Cetrel	Single	September-2025	126.5% of CDI	71,575	84,003
					274,567	294,509

Current liabilities					46,666	27,732
Non-current liabilities					227,901	266,777
Total					274,567	294,509

(a)	Payment schedule

The maturity profile of the long-term debentures is as follows:

	2019	2018

2020		44,811
2021	52,078	50,722
2022	52,100	50,745
2023	52,125	50,769
2024	52,153	50,796
2025	19,445	18,934
Total	227,901	266,777

(b)	Guarantees

The issuers entered into agreements for the fiduciary sale of credit rights, in which attached accounts are maintained to cover debt service for the three months of the installments coming due, under the terms of the instruments of assignment.